Investment Risks - Vox Populi ETF	Aug. 28, 2026
Management Risk Member
Prospectus [Line Items]
Risk [Text Block]	Management Risk. The investment strategies, practices and risk analysis used by the Adviser may not produce the desired results. The ability of the Fund to meet its investment objective is directly related to the Adviser’s investment strategies for the Fund. If the Adviser’s investment strategies do not produce the expected results, your investment could be diminished or even lost.
Consumer Sentiment Risk Member
Prospectus [Line Items]
Risk [Text Block]	Consumer Sentiment Risk. Investment decisions that are based primarily on consumer sentiment involve additional risks. Information received may be inaccurate, incomplete or misleading. Information received may be outdated or could be duplicative making the information ineffective for accurately gauging current sentiment. There is a possibility that users have an undisclosed agenda with an attempt to manipulate a company’s stock price.
Research Risk Member
Prospectus [Line Items]
Risk [Text Block]	Research Risk. The Adviser does not conduct company research on any of the positions held in the portfolio outside of analysis of the sentiment data received from the Reverberate App and other vetted sources. The Adviser also does not consider market developments or the status of the economy in its management of the Fund. The Adviser’s strategy is to base its investment decisions entirely on the expressions of sentiment as identified in the Reverberate App and other vetted sources. As a result, the Fund is subject to the risks, which may be substantial, that negative developments effecting a held company, the economy, or markets in general, may not be apparent to the users of the Reverberate App or other vetted sources. These negative developments could have significant negative impact on the value of your investment and the Fund’s portfolio.
Model Risk Member
Prospectus [Line Items]
Risk [Text Block]	Model Risk. The Adviser utilizes quantitative and statistical models in managing the Fund’s portfolio and throughout its portfolio signal process. These models are based on assumptions, historical data, and other inputs that may be inaccurate or incomplete, and may incorrectly, incompletely, or misleadingly characterize reality. More heavily parameterized and complex models, including large language models (LLMs, commonly referred to as “artificial intelligence” or “AI”), are used by the Adviser on a limited basis, primarily for the analysis of textual data; these models can be opaque, may be difficult to evaluate or validate, and may produce misleading or inaccurate outputs, sometimes referred to as “hallucinations,” that can be hard to detect. The Adviser seeks to monitor and manage model risk through a variety of methods where appropriate, including statistical variance controls, confidence thresholds, model ensemble approaches, and controls on model inputs and outputs, as well as model validation and review procedures; however, there can be no assurance that these measures will be effective. Errors or limitations in any model, or the failure of a model to perform as expected, could adversely affect the Adviser’s decisions and have a significant negative impact on the Fund’s performance and the value of an investment in the Fund.
Reverberate App And Other Sentiment Data Sources Risk Member
Prospectus [Line Items]
Risk [Text Block]	Reverberate App and Other Sentiment Data Sources. The ability of the Adviser to properly and accurately gauge public sentiment is highly dependent on its ability to regularly sample views from a broad segment of the population. If the App and other sources of data are unable to draw sufficient users to express their views on a company, the Adviser will invest in the company at a level approximately equal to its market-capitalization proportional to that of the Investable Universe. If the Adviser is unable to take material active positions due to lack of sufficient data or otherwise, the Fund will likely experience performance similar to the broad large capitalization market in general. In addition, while the Adviser seeks to use tools and technology to identify and limit, or control for, the influence of non-human users (Bots) or multiple inputs from the same individuals, there is no guarantee that it will be successful in doing so. In that event, the information provided by the App or by similar data from other sources may not properly reflect broad sentiment regarding a company, leading the Adviser to take active positions in a company that are inconsistent with true public sentiment. The investment strategy of relying entirely on estimates of general public sentiment as expressed on a web-based user app or other vetted sources in order to take active positions is novel. The strategy may not work and this may have a significant negative impact on the value of your investment.
Economic And Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Economic and Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including: inflation (or expectations for inflation); deflation (or expectations for deflation); interest rates; market instability; financial system instability; debt crises and downgrades; embargoes; tariffs; sanctions and other trade barriers; regulatory events; other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets.
Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Equity Securities Risk. The value of the Fund’s shares will go up or down based on the movement of the overall stock market and the value of the individual securities held by the Fund, both of which can sometimes be volatile.
High Portfolio Turnover Risk Member
Prospectus [Line Items]
Risk [Text Block]	High Portfolio Turnover Risk. The Fund may be subject to increased trading based on the level of user responses received and this trading can lead to higher than normal portfolio turnover. The Fund may frequently buy and sell portfolio securities and other assets to rebalance the Fund’s exposure to specific securities. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover may cause the Fund’s performance to be less than you expect.
ETF Risks Member
Prospectus [Line Items]
Risk [Text Block]	ETF Risks. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:
•Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

•Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

•Trading. Although Shares are listed for trading on Cboe BZX Exchange, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares, and this could lead to differences between the market price of the Shares and the underlying value of those Shares.
•Listing Standards Risk. The Fund is required to comply with listing requirements adopted by the listing exchange. Non-compliance with such requirements may result in the Fund’s shares being delisted by the listing exchange. Any resulting liquidation of the Fund could cause the Fund to incur elevated transaction costs and could result in negative tax consequences for its shareholders.

ETF Risks, Authorized Participants, Market Makers And Liquidity Providers Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
ETF Risks, Costs Of Buying Or Selling Shares Member
Prospectus [Line Items]
Risk [Text Block]	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
ETF Risks, Shares May Trade At Prices Other Than NAV Member
Prospectus [Line Items]
Risk [Text Block]	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.
ETF Risks, Trading Member
Prospectus [Line Items]
Risk [Text Block]	Trading. Although Shares are listed for trading on Cboe BZX Exchange, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares, and this could lead to differences between the market price of the Shares and the underlying value of those Shares.
ETF Risks, Listing Standards Risk Member
Prospectus [Line Items]
Risk [Text Block]	Listing Standards Risk. The Fund is required to comply with listing requirements adopted by the listing exchange. Non-compliance with such requirements may result in the Fund’s shares being delisted by the listing exchange. Any resulting liquidation of the Fund could cause the Fund to incur elevated transaction costs and could result in negative tax consequences for its shareholders.
Sector Emphasis Risk Member
Prospectus [Line Items]
Risk [Text Block]	Sector Emphasis Risk. The securities of companies in the same or related businesses, if comprising a significant portion of the Fund’s portfolio, could react in some circumstances negatively to market conditions, interest rates and economic, regulatory or financial developments and adversely affect the value of the portfolio to a greater extent than if such business comprised a lesser portion of the Fund’s portfolio. The Adviser does not manage the Fund’s sector exposure so at any given time the Fund may have significant exposure to individual sectors.
◦Manufacturing Companies Risk. Companies involved in manufacturing or manufacturing-related activities face a number of risks, including supply chain and distribution disruptions, business interruptions, obsolescence, third-party vendor risks, cyber attacks, trade disputes, product recalls, liability claims, scarcity of materials or parts, excess capacity, changes in consumer preferences, and volatility in commodity prices and currencies. The performance of such companies may also be affected by technological developments, labor relations, legislative and regulatory changes, government spending policies, and changes in domestic and international economies.

Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund cannot guarantee that it will achieve its investment objectives. Losing all or a portion of your investment is a risk of investing in the Fund.